Other operating income and expense	12 Months Ended
Dec. 31, 2022
Other Operating Income And Expense
Other operating income and expense

NOTE 9: OTHER OPERATING INCOME & EXPENSE

Other operating income for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Gain from insurance claims (1)	$761	$1,203	$4,852
Gain from provisions	36	—	—
Other income	278	262	269
Total	$1,075	$1,465	$5,121

(1)	For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the Grain Port Terminal (Note 25).

Other operating expense for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Taxes other than income taxes	$5,272	$4,649	$4,863
Provisions	—	110	139
Total	$5,272	$4,759	$5,002